Calvert
Floating-Rate Advantage Fund
June 30, 2023
Schedule of Investments (Unaudited)

Common Stocks — 0.5%

Security	Shares	Value
Commercial Services & Supplies — 0.1%
Phoenix Services International, LLC(1)(2)	9,617	$ 96,170
Phoenix Services International, LLC(1)(2)	877	8,770
		$ 104,940
Containers & Packaging — 0.1%
LG Parent Holding Co.(1)(2)	6,015	$ 43,308
		$ 43,308
Financial Services — 0.0%(3)
Aegletes B.V. (1)(2)	1,076	$ 2,923
		$2,923
Household Durables — 0.3%
Serta Simmons Bedding, Inc.	15,129	$238,282
		$238,282
Professional Services — 0.0%(3)
Skillsoft Corp.(1)	5,981	$7,416
		$7,416
Total Common Stocks (identified cost $451,866)		$396,869

Corporate Bonds — 8.4%

Security	Principal Amount (000's omitted)	Value
Air Transport — 0.6%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(4)	$250	$ 247,897
5.75%, 4/20/29(4)	200	194,376
		$ 442,273
Automotive — 0.1%
Clarios Global, L.P., 6.75%, 5/15/25(4)	$22	$ 22,038
Clarios Global, L.P./Clarios U.S. Finance Co., 6.25%, 5/15/26(4)	22	21,884
		$ 43,922
Building and Development — 1.7%
American Builders & Contractors Supply Co., Inc., 4.00%, 1/15/28(4)	$1,025	$935,147
Cushman & Wakefield US Borrower, LLC, 6.75%, 5/15/28(4)	315	285,358
Security	Principal Amount (000's omitted)	Value
Building and Development (continued)
Park Intermediate Holdings, LLC/PK Domestic Property, LLC/PK Finance Co-Issuer, 5.875%, 10/1/28(4)	$100	$ 91,866
		$ 1,312,371
Business Equipment and Services — 0.3%
Corelogic, Inc., 4.50%, 5/1/28(4)	$75	$ 60,551
Garda World Security Corp., 4.625%, 2/15/27(4)	75	68,693
Prime Security Services Borrower, LLC/Prime Finance, Inc., 5.75%, 4/15/26(4)	75	73,689
		$ 202,933
Cable and Satellite Television — 0.1%
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(4)	$75	$62,942
		$62,942
Chemicals and Plastics — 0.1%
Olympus Water US Holding Corp., 4.25%, 10/1/28(4)	$125	$98,931
		$98,931
Commercial Services & Supplies — 0.2%
Neptune Bidco US, Inc., 9.29%, 4/15/29(4)	$200	$183,824
		$183,824
Containers and Glass Products — 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 4.00%, 10/15/27(4)	$75	$66,412
		$66,412
Cosmetics/Toiletries — 0.0%(3)
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., 5.00%, 12/31/26(4)	$25	$22,902
		$22,902
Drugs — 0.6%
Jazz Securities DAC, 4.375%, 1/15/29(4)	$550	$491,265
		$491,265
Ecological Services and Equipment — 0.8%
GFL Environmental, Inc., 4.25%, 6/1/25(4)	$75	$72,443
Madison IAQ, LLC, 4.125%, 6/30/28(4)	650	572,936
		$645,379
Electronics/Electrical — 0.5%
Imola Merger Corp., 4.75%, 5/15/29(4)	$300	$261,216

Calvert
Floating-Rate Advantage Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Electronics/Electrical (continued)
LogMeIn, Inc., 5.50%, 9/1/27(4)	$275	$ 151,704
		$ 412,920
Financial Intermediaries — 0.4%
AG Issuer, LLC, 6.25%, 3/1/28(4)	$225	$ 214,570
AG TTMT Escrow Issuer, LLC, 8.625%, 9/30/27(4)	50	51,297
NFP Corp., 7.50%, 10/1/30(4)	50	48,455
		$ 314,322
Health Care — 0.4%
Mozart Debt Merger Sub, Inc., 3.875%, 4/1/29(4)	$325	$282,753
RP Escrow Issuer, LLC, 5.25%, 12/15/25(4)	25	18,469
		$301,222
Industrial Equipment — 0.2%
Pactiv Evergreen Group Issuer, LLC/Pactiv Evergreen Group Issuer, Inc., 4.375%, 10/15/28(4)	$150	$130,053
Vertical US Newco, Inc., 5.25%, 7/15/27(4)	50	46,253
		$176,306
Leisure Goods/Activities/Movies — 0.0%(3)
Six Flags Theme Parks, Inc., 7.00%, 7/1/25(4)	$13	$13,077
		$13,077
Media — 0.1%
iHeartCommunications, Inc.:
4.75%, 1/15/28(4)	$25	$18,878
5.25%, 8/15/27(4)	25	19,152
		$38,030
Radio and Television — 0.3%
Univision Communications, Inc.:
4.50%, 5/1/29(4)	$150	$129,039
7.375%, 6/30/30(4)	125	119,127
		$248,166
Retailers (Except Food and Drug) — 0.0%(3)
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(4)	$25	$23,132
		$23,132
Technology — 0.7%
Boxer Parent Co., Inc., 7.125%, 10/2/25(4)	$50	$50,109
Central Parent, Inc./Central Merger Sub, Inc., 7.25%, 6/15/29(4)	200	197,962
Clarivate Science Holdings Corp., 3.875%, 7/1/28(4)	200	177,485
Security	Principal Amount (000's omitted)	Value
Technology (continued)
Cloud Software Group, Inc., 9.00%, 9/30/29(4)	$125	$ 109,306
		$ 534,862
Telecommunications — 1.2%
Arches Buyer, Inc., 4.25%, 6/1/28(4)	$125	$ 108,921
Level 3 Financing, Inc., 3.875%, 11/15/29(4)	875	697,236
Vmed O2 UK Financing I PLC, 4.25%, 1/31/31(4)	125	101,182
		$ 907,339
Total Corporate Bonds (identified cost $7,212,033)		$ 6,542,530

Exchange-Traded Funds — 1.3%

Security	Shares	Value
Equity Funds — 1.3%
SPDR Blackstone Senior Loan ETF	22,750	$ 952,543
Total Exchange-Traded Funds (identified cost $1,045,348)		$ 952,543

Senior Floating Rate Loans — 114.9%(5)

Borrower/Description	Principal Amount (000's omitted)	Value
Aerospace and Defense — 2.1%
Dynasty Acquisition Co., Inc.:
Term Loan, 8.703%, (SOFR + 3.50%), 4/6/26	$510	$ 505,652
Term Loan, 8.703%, (SOFR + 3.50%), 4/6/26	274	272,248
WP CPP Holdings, LLC, Term Loan, 9.03%, (3 mo. USD LIBOR + 3.75%), 4/30/25	922	839,750
		$ 1,617,650
Airlines — 1.3%
American Airlines, Inc., Term Loan, 10.00%, (3 mo. USD LIBOR + 4.75%), 4/20/28	$975	$ 998,504
		$ 998,504
Auto Components — 1.3%
Clarios Global, L.P., Term Loan, 8.853%, (SOFR + 3.75%), 5/6/30	$375	$374,062
DexKo GlobaL, Inc., Term Loan, 9.254%, (SOFR + 3.75%), 10/4/28	173	165,468
LTI Holdings, Inc., Term Loan, 8.717%, (1 mo. USD LIBOR + 3.50%), 9/6/25	242	232,686

Calvert
Floating-Rate Advantage Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Auto Components (continued)
Truck Hero, Inc., Term Loan, 8.967%, (SOFR + 3.75%), 1/31/28	$290	$ 273,052
		$ 1,045,268
Automobiles — 0.1%
MajorDrive Holdings IV, LLC, Term Loan, 9.50%, (3 mo. USD LIBOR + 4.00%), 6/1/28	$98	$ 96,009
		$ 96,009
Beverages — 0.3%
Triton Water Holdings, Inc., Term Loan, 8.754%, (SOFR + 3.25%), 3/31/28	$218	$ 211,663
		$ 211,663
Biotechnology — 0.6%
Alltech, Inc., Term Loan, 9.217%, (SOFR + 4.00%), 10/13/28	$493	$478,956
		$478,956
Building Products — 2.3%
CP Atlas Buyer, Inc., Term Loan, 8.953%, (SOFR + 3.75%), 11/23/27	$413	$389,855
CPG International, Inc., Term Loan, 7.703%, (SOFR + 2.50%), 4/28/29	198	198,066
Ingersoll-Rand Services Company, Term Loan, 6.953%, (SOFR + 1.75%), 3/1/27	97	96,770
LHS Borrower, LLC, Term Loan, 9.953%, (SOFR + 4.75%), 2/16/29	147	123,374
MI Windows and Doors, LLC, Term Loan, 8.703%, (SOFR + 3.50%), 12/18/27	779	774,397
Standard Industries, Inc., Term Loan, 7.692%, (SOFR + 2.50%), 9/22/28	219	219,035
		$1,801,497
Capital Markets — 6.1%
Advisor Group, Inc., Term Loan, 9.693%, (1 mo. USD LIBOR + 4.50%), 7/31/26	$558	$559,631
AllSpring Buyer LLC, Term Loan, 8.753%, (3 mo. USD LIBOR + 3.00%), 11/1/28	263	258,926
Aretec Group, Inc.:
Term Loan, 9.453%, (SOFR + 4.25%), 10/1/25	480	480,505
Term Loan, 3/8/30(6)	150	149,906
Brookfield Property REIT, Inc., Term Loan, 7.605%, (SOFR + 2.50%), 8/27/25	188	183,383
Clipper Acquisitions Corp., Term Loan, 6.913%, (1 mo. USD LIBOR + 1.75%), 3/3/28	220	216,822
Edelman Financial Center, LLC, Term Loan, 8.943%, (1 mo. USD LIBOR + 3.75%), 4/7/28	588	574,202
Borrower/Description	Principal Amount (000's omitted)	Value
Capital Markets (continued)
FinCo I, LLC, Term Loan, 8.081%, (6 mo. USD LIBOR + 2.50%), 6/27/25	$569	$ 570,203
Focus Financial Partners, LLC:
Term Loan, 7.603%, (SOFR + 2.50%), 6/30/28	172	169,829
Term Loan, 8.353%, (SOFR + 3.25%), 6/30/28	244	242,436
HighTower Holdings LLC, Term Loan, 9.15%, (1 mo. USD LIBOR + 4.00%), 4/21/28	492	482,632
Mariner Wealth Advisors, LLC, Term Loan, 8.747%, (SOFR + 3.25%), 8/18/28	591	572,289
Victory Capital Holdings, Inc.:
Term Loan, 7.287%, (SOFR + 2.25%), 7/1/26	243	242,481
Term Loan, 7.287%, (SOFR + 2.25%), 12/29/28	93	92,242
		$4,795,487
Chemicals — 4.3%
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 8.242%, (SOFR + 3.00%), 12/20/29	$277	$277,658
CPC Acquisition Corp., Term Loan, 9.254%, (SOFR + 3.75%), 12/29/27	326	249,397
Groupe Solmax, Inc., Term Loan, 10.121%, (SOFR + 4.75%), 5/29/28	393	372,105
Messer Industries GmbH, Term Loan, 8.004%, (SOFR + 2.50%), 3/2/26	373	373,498
Momentive Performance Materials, Inc., Term Loan, 9.603%, (SOFR + 4.50%), 3/29/28	150	147,381
Olympus Water US Holding Corp., Term Loan, 9.254%, (SOFR + 3.75%), 11/9/28	493	475,263
Rohm Holding GmbH, Term Loan, 10.102%, (3 mo. USD LIBOR + 5.00%), 7/31/26	236	215,638
Starfruit Finco B.V., Term Loan, 8.068%, (SOFR + 2.75%), 10/1/25	225	225,722
W.R. Grace & Co. Conn., Term Loan, 9.313%, (3 mo. USD LIBOR + 3.75%), 9/22/28	1,010	1,005,208
		$3,341,870
Commercial Services & Supplies — 2.1%
GFL Environmental, Inc., Term Loan, 8.145%, (SOFR + 3.00%), 5/28/27	$396	$397,297
LABL, Inc., Term Loan, 10.203%, (SOFR + 5.10%), 10/29/28	148	146,611
Phoenix Services International, LLC, Term Loan, 11.102%, (SOFR + 6.00%), 6/30/28	60	56,365
Prime Security Services Borrower, LLC, Term Loan, 7.943%, (1 mo. USD LIBOR + 2.75%), 9/23/26	347	347,226
Tempo Acquisition LLC, Term Loan, 8.103%, (SOFR + 3.00%), 8/31/28	681	681,842
		$1,629,341

Calvert
Floating-Rate Advantage Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Communications Equipment — 0.2%
Ciena Corp., Term Loan, 7.591%, (SOFR + 2.50%), 1/18/30	$125	$ 124,937
		$ 124,937
Construction & Engineering — 1.6%
Aegion Corporation, Term Loan, 9.967%, (SOFR + 4.75%), 5/17/28	$368	$ 358,535
American Residential Services, LLC, Term Loan, 9.004%, (SOFR + 3.50%), 10/15/27	735	725,738
Northstar Group Services, Inc., Term Loan, 10.717%, (SOFR + 5.50%), 11/12/26	141	139,838
		$ 1,224,111
Containers & Packaging — 1.2%
Clydesdale Acquisition Holdings, Inc, Term Loan, 9.378%, (SOFR + 4.18%), 4/13/29	$124	$122,037
Pregis TopCo Corporation, Term Loan, 8.967%, (SOFR + 3.75%), 7/31/26	390	388,114
Pretium PKG Holdings, Inc., Term Loan, 9.291%, (3 mo. USD LIBOR + 4.00%), 10/2/28	123	92,405
Proampac PG Borrower, LLC, Term Loan, 8.982%, (SOFR + 3.75%), 11/3/25(7)	342	339,576
		$942,132
Distributors — 0.9%
Autokiniton US Holdings, Inc., Term Loan, 9.717%, (SOFR + 4.50%), 4/6/28	$735	$731,968
		$731,968
Diversified Consumer Services — 1.4%
Ascend Learning, LLC, Term Loan, 8.703%, (SOFR + 3.50%), 12/11/28	$640	$605,436
KUEHG Corp., Term Loan, 10.242%, (SOFR + 5.00%), 6/12/30	250	247,969
Sotheby's:
Term Loan, 9.76%, (3 mo. USD LIBOR + 4.50%), 1/15/27	135	132,258
Term Loan, 9.762%, (SOFR + 4.50%), 1/15/27	75	73,375
		$1,059,038
Diversified Telecommunication Services — 2.7%
Level 3 Financing, Inc., Term Loan, 6.967%, (SOFR + 1.75%), 3/1/27	$340	$313,996
Telenet Financing USD, LLC, Term Loan, 7.193%, (1 mo. USD LIBOR + 2.00%), 4/30/28	275	270,531
UPC Financing Partnership, Term Loan, 8.118%, (1 mo. USD LIBOR + 2.93%), 1/31/29	475	467,994
Borrower/Description	Principal Amount (000's omitted)	Value
Diversified Telecommunication Services (continued)
Virgin Media Bristol, LLC:
Term Loan, 7.693%, (1 mo. USD LIBOR + 2.50%), 1/31/28	$300	$ 297,844
Term Loan, 8.443%, (1 mo. USD LIBOR + 3.25%), 1/31/29	325	324,106
Zayo Group Holdings, Inc., Term Loan, 8.217%, (SOFR + 3.00%), 3/9/27	181	142,546
Ziggo Financing Partnership, Term Loan, 7.693%, (1 mo. USD LIBOR + 2.50%), 4/30/28	273	269,367
		$ 2,086,384
Electronic Equipment, Instruments & Components — 0.6%
II-VI Incorporated, Term Loan, 7.967%, (SOFR + 2.75%), 7/2/29	$206	$ 206,419
Robertshaw US Holding Corp.:
Term Loan, 8.253%, (SOFR + 3.00%), 2/28/27	48	49,220
Term Loan, 12.342%, (SOFR + 7.00%), 2/28/27	208	181,874
		$437,513
Entertainment — 0.5%
AMC Entertainment Holdings, Inc., Term Loan, 8.218%, (1 mo. USD LIBOR + 3.00%), 4/22/26	$131	$102,507
Crown Finance US, Inc., Term Loan, 15.249%, (SOFR + 10.00%), 9/7/23(7)	134	136,330
Renaissance Holding Corp., Term Loan, 9.903%, (SOFR + 4.75%), 4/5/30	175	173,141
		$411,978
Food & Staples Retailing — 0.1%
US Foods, Inc., Term Loan, 7.217%, (SOFR + 2.00%), 9/13/26	$118	$118,403
		$118,403
Food Products — 1.3%
Monogram Food Solutions, LLC, Term Loan, 9.217%, (1 mo. USD LIBOR + 4.00%), 8/28/28	$99	$96,284
Nomad Foods Europe Midco Limited, Term Loan, 8.561%, (SOFR + 3.75%), 11/12/29	224	224,684
Sovos Brands Intermediate, Inc., Term Loan, 8.773%, (3 mo. USD LIBOR + 3.50%), 6/8/28	690	686,399
		$1,007,367
Health Care Equipment & Supplies — 3.3%
Artivion, Inc., Term Loan, 9.004%, (SOFR + 3.50%), 6/1/27	$534	$506,710
Bayou Intermediate II, LLC, Term Loan, 9.689%, (SOFR + 4.50%), 8/2/28	345	324,065
Gloves Buyer, Inc., Term Loan, 9.217%, (SOFR + 4.00%), 12/29/27	662	630,194

Calvert
Floating-Rate Advantage Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Health Care Equipment & Supplies (continued)
Journey Personal Care Corp., Term Loan, 9.981%, (6 mo. USD LIBOR + 4.25%), 3/1/28	$490	$ 418,950
Medline Borrower, L.P., Term Loan, 8.467%, (SOFR + 3.25%), 10/23/28	666	659,778
		$ 2,539,697
Health Care Providers & Services — 6.4%
AEA International Holdings (Lux) S.a.r.l., Term Loan, 9.254%, (SOFR + 3.75%), 9/7/28	$739	$ 737,827
Cano Health LLC, Term Loan, 9.203%, (SOFR + 4.00%), 11/23/27	638	538,156
CCRR Parent, Inc., Term Loan, 8.967%, (SOFR + 3.75%), 3/6/28	491	474,014
Ensemble RCM, LLC, Term Loan, 8.895%, (SOFR + 3.75%), 8/3/26	536	535,770
Envision Healthcare Corporation, Term Loan, 9.492%, (SOFR + 4.25%), 3/31/27	392	91,696
Midwest Physician Administrative Services, LLC, Term Loan, 8.788%, (3 mo. USD LIBOR + 3.25%), 3/12/28	295	272,232
Option Care Health, Inc., Term Loan, 7.943%, (SOFR + 2.75%), 10/27/28	593	592,850
PetVet Care Centers, LLC, Term Loan, 8.693%, (1 mo. USD LIBOR + 3.50%), 2/14/25	368	362,472
Select Medical Corporation, Term Loan, 7.703%, (SOFR + 2.50%), 3/6/25	823	821,743
TTF Holdings, LLC, Term Loan, 9.25%, (1 mo. USD LIBOR + 4.00%), 3/31/28	543	543,291
		$4,970,051
Health Care Technology — 3.6%
Imprivata, Inc., Term Loan, 8.967%, (SOFR + 3.75%), 12/1/27	$318	$311,929
MedAssets Software Intermediate Holdings, Inc.:
Term Loan, 9.193%, (1 mo. USD LIBOR + 4.00%), 12/18/28	222	190,711
Term Loan, 11.943%, (1 mo. USD LIBOR + 6.75%), 12/17/29	150	90,094
Navicure, Inc., Term Loan, 9.217%, (SOFR + 4.00%), 10/22/26	949	946,689
Project Ruby Ultimate Parent Corp., Term Loan, 8.467%, (SOFR + 3.25%), 3/10/28	391	382,168
Symplr Software, Inc., Term Loan, 9.645%, (SOFR + 4.50%), 12/22/27	367	331,628
Verscend Holding Corp., Term Loan, 9.193%, (1 mo. USD LIBOR + 4.00%), 8/27/25	554	553,885
		$2,807,104
Borrower/Description	Principal Amount (000's omitted)	Value
Hotels, Restaurants & Leisure — 1.7%
ClubCorp Holdings, Inc., Term Loan, 8.288%, (3 mo. USD LIBOR + 2.75%), 9/18/24	$438	$ 420,770
Dave & Buster's, Inc., Term Loan, 9.00%, (SOFR + 3.75%), 6/29/29	99	98,751
IRB Holding Corp., Term Loan, 8.203%, (SOFR + 3.00%), 12/15/27	318	316,786
Playa Resorts Holding B.V., Term Loan, 9.341%, (SOFR + 4.25%), 1/5/29	274	273,503
SMG US Midco 2, Inc., Term Loan, 7.773%, (3 mo. USD LIBOR + 2.50%), 1/23/25	237	236,781
		$ 1,346,591
Household Durables — 1.1%
ACProducts, Inc., Term Loan, 9.754%, (SOFR + 4.25%), 5/17/28	$294	$ 247,695
Hunter Douglas, Inc., Term Loan, 8.666%, (SOFR + 3.50%), 2/26/29	50	47,313
Libbey Glass, Inc., Term Loan, 13.78%, (SOFR + 8.50%), 9.03% cash, 4.75% PIK, 11/22/27	345	325,584
Serta Simmons Bedding, LLC, Term Loan, 12.739%, (SOFR + 7.50%), 6/30/28	223	225,149
		$845,741
Household Products — 1.6%
Diamond (BC) B.V., Term Loan, 8.057%, (SOFR + 2.75%), 9/29/28	$739	$738,721
Kronos Acquisition Holdings, Inc.:
Term Loan, 9.161%, (1 mo. USD LIBOR + 3.75%), 12/22/26	440	430,539
Term Loan, 11.375%, (SOFR + 6.00%), 12/22/26	98	96,776
		$1,266,036
Insurance — 4.1%
Alliant Holdings Intermediate, LLC:
Term Loan, 8.647%, (SOFR + 3.50%), 11/5/27	$117	$116,485
Term Loan, 8.65%, (1 mo. USD LIBOR + 3.50%), 11/6/27	492	489,865
AmWINS Group, Inc.:
Term Loan, 7.443%, (1 mo. USD LIBOR + 2.25%), 2/19/28	488	483,406
Term Loan, 7.952%, (SOFR + 2.75%), 2/19/28	124	124,207
AssuredPartners, Inc., Term Loan, 8.717%, (SOFR + 3.50%), 2/12/27	656	651,264
HUB International Limited, Term Loan, 9.341%, (SOFR + 4.25%), 6/20/30	396	396,717
NFP Corp., Term Loan, 8.467%, (SOFR + 3.25%), 2/15/27	337	330,710
Ryan Specialty Group, LLC, Term Loan, 8.203%, (SOFR + 3.00%), 9/1/27	194	194,621

Calvert
Floating-Rate Advantage Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Insurance (continued)
USI, Inc., Term Loan, 8.992%, (SOFR + 3.75%), 11/22/29	$428	$ 427,882
		$ 3,215,157
Interactive Media & Services — 2.1%
Adevinta ASA, Term Loan, 8.288%, (3 mo. USD LIBOR + 2.75%), 6/26/28	$847	$ 848,662
Foundational Education Group, Inc., Term Loan, 9.467%, (SOFR + 4.25%), 8/31/28	394	349,675
Getty Images, Inc., Term Loan, 9.838%, (SOFR + 4.50%), 2/19/26(7)	405	405,959
		$ 1,604,296
IT Services — 4.7%
Asurion, LLC:
Term Loan, 8.788%, (3 mo. USD LIBOR + 3.25%), 12/23/26	$731	$705,047
Term Loan, 8.788%, (3 mo. USD LIBOR + 3.25%), 7/31/27	39	37,231
Term Loan, 10.352%, (SOFR + 5.25%), 1/31/28	550	467,402
Cyxtera DC Holdings, Inc.:
Term Loan, 8.068%, (SOFR + 3.00%), 5/1/24	971	491,472
Term Loan, 13.764%, (SOFR + 8.50%), 12/7/23	169	167,748
Gainwell Acquisition Corp., Term Loan, 9.342%, (SOFR + 4.00%), 10/1/27	1,124	1,107,687
Informatica, LLC, Term Loan, 8.00%, (1 mo. USD LIBOR + 2.75%), 10/27/28	543	543,351
Rackspace Technology Global, Inc., Term Loan, 7.996%, (SOFR + 2.75%), 2/15/28	391	181,717
		$3,701,655
Leisure Products — 0.8%
Hayward Industries, Inc., Term Loan, 7.967%, (SOFR + 2.75%), 5/30/28	$613	$606,375
		$606,375
Life Sciences Tools & Services — 1.7%
Curia Global, Inc., Term Loan, 8.895%, (SOFR + 3.75%), 8/30/26	$825	$713,643
Packaging Coordinators Midco, Inc., Term Loan, 9.004%, (SOFR + 3.50%), 11/30/27	661	653,430
		$1,367,073
Machinery — 7.9%
AI Aqua Merger Sub, Inc., Term Loan, 8.896%, (SOFR + 3.75%), 7/31/28	$495	$485,719
Alliance Laundry Systems, LLC, Term Loan, 8.559%, (SOFR + 3.50%), 10/8/27	558	556,803
Borrower/Description	Principal Amount (000's omitted)	Value
Machinery (continued)
American Trailer World Corp., Term Loan, 8.953%, (SOFR + 3.75%), 3/3/28	$236	$ 213,667
Apex Tool Group, LLC, Term Loan, 10.441%, (SOFR + 5.25%), 2/8/29	313	291,572
Conair Holdings, LLC, Term Loan, 9.288%, (3 mo. USD LIBOR + 3.75%), 5/17/28	491	464,538
CPM Holdings, Inc., Term Loan, 8.67%, (1 mo. USD LIBOR + 3.50%), 11/17/25	604	604,183
Emrld Borrower LP, Term Loan, 8.264%, (SOFR + 3.00%), 5/31/30	200	200,250
Engineered Machinery Holdings, Inc., Term Loan, 9.038%, (3 mo. USD LIBOR + 3.50%), 5/19/28	589	579,152
Gates Global, LLC, Term Loan, 7.703%, (SOFR + 2.50%), 3/31/27	837	833,537
Icebox Holdco III, Inc., Term Loan, 9.253%, (SOFR + 3.75%), 12/22/28	494	480,712
Madison IAQ, LLC, Term Loan, 8.302%, (6 mo. USD LIBOR + 3.25%), 6/21/28	883	863,265
SPX Flow, Inc., Term Loan, 9.703%, (SOFR + 4.50%), 4/5/29	283	279,197
Titan Acquisition Limited, Term Loan, 8.731%, (3 mo. USD LIBOR + 3.00%), 3/28/25	284	277,854
		$6,130,449
Media — 2.7%
iHeartCommunications, Inc., Term Loan, 8.217%, (SOFR + 3.00%), 5/1/26	$377	$328,004
Outfront Media Capital, LLC, Term Loan, 6.853%, (SOFR + 1.75%), 11/18/26	75	74,004
Recorded Books, Inc., Term Loan, 9.084%, (SOFR + 4.00%), 8/29/25	500	500,573
Sinclair Television Group, Inc.:
Term Loan, 7.717%, (SOFR + 2.50%), 9/30/26	582	520,041
Term Loan, 8.20%, (1 mo. USD LIBOR + 3.00%), 4/1/28	490	397,512
Univision Communications, Inc.:
Term Loan, 7.943%, (1 mo. USD LIBOR + 2.75%), 3/15/24	48	48,315
Term Loan, 8.443%, (1 mo. USD LIBOR + 3.25%), 3/15/26	225	223,766
		$2,092,215
Metals/Mining — 0.5%
Dynacast International, LLC, Term Loan, 9.825%, (SOFR + 4.50%), 7/22/25	$293	$274,189
WireCo WorldGroup, Inc., Term Loan, 9.50%, (1 mo. USD LIBOR + 4.25%), 11/13/28	93	93,020
		$367,209

Calvert
Floating-Rate Advantage Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Pharmaceuticals — 0.8%
Elanco Animal Health Incorporated, Term Loan, 7.01%, (SOFR + 1.75%), 8/1/27	$136	$ 133,094
Horizon Therapeutics USA, Inc., Term Loan, 6.954%, (SOFR + 1.75%), 3/15/28	244	244,035
Jazz Financing Lux S.a.r.l., Term Loan, 8.693%, (1 mo. USD LIBOR + 3.50%), 5/5/28	221	220,824
		$ 597,953
Professional Services — 3.4%
Camelot U.S. Acquisition, LLC, Term Loan, 8.217%, (SOFR + 3.00%), 10/30/26	$641	$ 641,030
CoreLogic, Inc., Term Loan, 8.75%, (1 mo. USD LIBOR + 3.50%), 6/2/28	464	420,197
Deerfield Dakota Holding, LLC, Term Loan, 8.992%, (SOFR + 3.75%), 4/9/27	364	353,406
Employbridge LLC, Term Loan, 9.928%, (3 mo. USD LIBOR + 4.75%), 7/19/28	393	317,937
Neptune Bidco U.S., Inc., Term Loan, 10.004%, (SOFR + 5.00%), 4/11/29	300	265,063
Rockwood Service Corporation, Term Loan, 9.217%, (SOFR + 4.00%), 1/23/27	309	309,711
Trans Union, LLC:
Term Loan, 6.953%, (SOFR + 1.75%), 11/16/26	63	63,348
Term Loan, 7.467%, (SOFR + 2.25%), 12/1/28	316	315,444
		$2,686,136
Real Estate Management & Development — 0.6%
Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 7.967%, (SOFR + 2.75%), 8/21/25	$213	$210,864
RE/MAX International, Inc., Term Loan, 7.75%, (1 mo. USD LIBOR + 2.50%), 7/21/28	269	260,741
		$471,605
Road & Rail — 1.3%
Avis Budget Car Rental, LLC, Term Loan, 6.967%, (SOFR + 1.75%), 8/6/27	$506	$501,348
Uber Technologies, Inc., Term Loan, 8.018%, (SOFR + 2.75%), 3/3/30	499	499,422
		$1,000,770
Semiconductors & Semiconductor Equipment — 1.0%
Altar Bidco, Inc., Term Loan, 8.142%, (SOFR + 3.10%), 2/1/29(7)	$272	$268,960
Bright Bidco B.V., Term Loan, 13.68%, (SOFR + 9.00%), 5.68% cash, 8.00% PIK, 10/31/27	33	17,508
MaxLinear, Inc., Term Loan, 7.443%, (1 mo. USD LIBOR + 2.25%), 6/23/28	54	53,170
Borrower/Description	Principal Amount (000's omitted)	Value
Semiconductors & Semiconductor Equipment (continued)
Ultra Clean Holdings, Inc., Term Loan, 8.943%, (1 mo. USD LIBOR + 3.75%), 8/27/25	$429	$ 429,673
		$ 769,311
Software — 26.5%
Applied Systems, Inc., Term Loan, 9.742%, (SOFR + 4.50%), 9/18/26	$1,189	$ 1,192,117
AppLovin Corporation, Term Loan, 8.453%, (SOFR + 3.35%), 8/15/25	380	380,512
Aptean, Inc.:
Term Loan, 9.453%, (SOFR + 4.25%), 4/23/26	658	647,217
Term Loan, 12.203%, (SOFR + 7.00%), 4/23/27	300	280,125
Astra Acquisition Corp.:
Term Loan, 10.443%, (1 mo. USD LIBOR + 5.25%), 10/25/28	223	156,074
Term Loan, 14.092%, (SOFR + 8.88%), 10/25/29	350	191,287
Banff Merger Sub, Inc., Term Loan, 8.967%, (SOFR + 3.75%), 10/2/25	641	636,841
Cast and Crew Payroll, LLC, Term Loan, 8.693%, (1 mo. USD LIBOR + 3.50%), 2/9/26	391	386,175
CDK Global, Inc., Term Loan, 9.492%, (SOFR + 4.25%), 7/6/29	398	397,321
CentralSquare Technologies, LLC, Term Loan, 9.142%, (3 mo. USD LIBOR + 3.75%), 8/29/25	441	413,497
Cloudera, Inc.:
Term Loan, 8.953%, (SOFR + 3.75%), 10/8/28	193	189,021
Term Loan, 11.202%, (SOFR + 6.00%), 10/8/29	150	136,500
Constant Contact, Inc., Term Loan, 9.198%, (3 mo. USD LIBOR + 4.00%), 2/10/28	443	423,621
Cornerstone OnDemand, Inc., Term Loan, 9.254%, (SOFR + 3.75%), 10/16/28	271	252,214
Delta TopCo, Inc., Term Loan, 9.069%, (SOFR + 3.75%), 12/1/27	676	654,628
E2open, LLC, Term Loan, 8.764%, (USD LIBOR + 3.50%), 2/4/28(7)	539	536,774
ECI Macola Max Holdings, LLC, Term Loan, 9.254%, (SOFR + 3.75%), 11/9/27	803	798,720
Epicor Software Corporation, Term Loan, 8.467%, (SOFR + 3.25%), 7/30/27	1,074	1,062,008
Finastra USA, Inc., Term Loan, 9.038%, (3 mo. USD LIBOR + 3.50%), 6/13/24	1,036	997,825
Fiserv Investment Solutions, Inc., Term Loan, 9.129%, (SOFR + 4.00%), 2/18/27	339	331,012
GoTo Group, Inc., Term Loan, 9.943%, (1 mo. USD LIBOR + 4.75%), 8/31/27	562	353,144
Greeneden U.S. Holdings II, LLC, Term Loan, 9.193%, (SOFR + 4.00%), 12/1/27	686	684,657

Calvert
Floating-Rate Advantage Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Software (continued)
Hyland Software, Inc., Term Loan, 8.693%, (1 mo. USD LIBOR + 3.50%), 7/1/24	$966	$ 958,053
Imperva, Inc., Term Loan, 9.337%, (3 mo. USD LIBOR + 4.00%), 1/12/26	563	511,360
Magenta Buyer, LLC, Term Loan, 13.53%, (3 mo. USD LIBOR + 8.25%), 7/27/29	375	247,500
Marcel LUX IV S.a.r.l., Term Loan, 8.415%, (SOFR + 3.25%), 3/15/26	462	461,039
Open Text Corporation, Term Loan, 8.703%, (SOFR + 3.50%), 1/31/30	274	274,504
Panther Commercial Holdings L.P., Term Loan, 9.443%, (1 mo. USD LIBOR + 4.25%), 1/7/28	784	769,481
Proofpoint, Inc., Term Loan, 8.467%, (SOFR + 3.25%), 8/31/28	936	916,905
Quartz Acquireco LLC, Term Loan, 6/28/30(6)	150	150,187
Quest Software US Holdings, Inc., Term Loan, 9.445%, (SOFR + 4.25%), 2/1/29	695	543,121
Realpage, Inc., Term Loan, 8.217%, (SOFR + 3.00%), 4/24/28	1,032	1,009,888
Red Planet Borrower, LLC, Term Loan, 8.953%, (SOFR + 3.75%), 10/2/28	491	418,023
Redstone Holdco 2 L.P., Term Loan, 10.005%, (3 mo. USD LIBOR + 4.75%), 4/27/28	491	410,296
Skillsoft Corporation, Term Loan, 10.511%, (SOFR + 5.25%), 7/14/28	70	61,914
Sophia, L.P., Term Loan, 9.038%, (3 mo. USD LIBOR + 3.50%), 10/7/27	1,147	1,136,497
Turing Midco LLC, Term Loan, 7.693%, (1 mo. USD LIBOR + 2.50%), 3/24/28	188	187,257
Veritas US, Inc., Term Loan, 10.217%, (1 mo. USD LIBOR + 5.00%), 9/1/25	216	177,340
Vision Solutions, Inc., Term Loan, 9.505%, (3 mo. USD LIBOR + 4.25%), 4/24/28	439	417,904
VS Buyer, LLC, Term Loan, 8.524%, (SOFR + 3.25%), 2/28/27	945	936,445
		$20,689,004
Specialty Retail — 2.8%
Belron Finance US LLC, Term Loan, 7.80%, (3 mo. USD LIBOR + 2.43%), 4/13/28	$122	$122,172
Hoya Midco, LLC, Term Loan, 8.295%, (SOFR + 3.25%), 2/3/29	110	109,049
Les Schwab Tire Centers, Term Loan, 8.443%, (1 mo. USD LIBOR + 3.25%), 11/2/27	975	971,366
Mattress Firm, Inc., Term Loan, 9.95%, (6 mo. USD LIBOR + 4.25%), 9/25/28	284	279,028
Borrower/Description	Principal Amount (000's omitted)	Value
Specialty Retail (continued)
PetSmart, Inc., Term Loan, 8.953%, (SOFR + 3.75%), 2/11/28	$737	$ 737,489
		$ 2,219,104
Technology Hardware, Storage & Peripherals — 0.1%
NCR Corporation, Term Loan, 7.78%, (3 mo. USD LIBOR + 2.50%), 8/28/26	$117	$ 116,750
		$ 116,750
Trading Companies & Distributors — 4.6%
Avolon TLB Borrower 1 (US) LLC, Term Loan, 7.577%, (SOFR + 2.50%), 6/22/28	$700	$ 700,438
Avolon TLB Borrower 1 (US), LLC, Term Loan, 7.396%, (1 mo. USD LIBOR + 2.25%), 12/1/27	195	194,954
Core & Main L.P., Term Loan, 7.686%, (SOFR + 2.50%), 7/27/28(7)	246	245,011
Electro Rent Corporation, Term Loan, 10.83%, (SOFR + 5.50%), 11/1/24	586	561,733
Park River Holdings, Inc., Term Loan, 8.522%, (6 mo. USD LIBOR + 3.25%), 12/28/27	591	568,419
Spin Holdco, Inc., Term Loan, 9.23%, (3 mo. USD LIBOR + 4.00%), 3/4/28	655	558,893
SRS Distribution, Inc.:
Term Loan, 8.693%, (1 mo. USD LIBOR + 3.50%), 6/2/28	492	482,940
Term Loan, 8.703%, (SOFR + 3.50%), 6/2/28	99	96,816
Windsor Holdings III, LLC, Term Loan, 6/21/30(6)	175	172,484
		$3,581,688
Transportation Infrastructure — 0.3%
Brown Group Holding, LLC, Term Loan, 7.703%, (SOFR + 2.50%), 6/7/28	$210	$206,746
		$206,746
Wireless Telecommunication Services — 0.3%
Digicel International Finance Limited, Term Loan, 8.981%, (1 mo. USD LIBOR + 3.25%), 5/28/24	$236	$217,499
		$217,499
Total Senior Floating Rate Loans (identified cost $93,371,507)		$89,576,291

Calvert
Floating-Rate Advantage Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Warrants — 0.0%

Security	Shares	Value
Entertainment — 0.0%
Cineworld Group PLC, Exp. 11/23/25(1)(2)	16,341	$ 0
Total Warrants (identified cost $0)		$ 0

Short-Term Investments — 4.0%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.03%(8)	3,127,359	$ 3,127,359
Total Short-Term Investments (identified cost $3,127,359)		$ 3,127,359
Total Investments — 129.1% (identified cost $105,208,113)		$100,595,592

Note Payable — (32.1)%	$(25,000,000)

Other Assets, Less Liabilities — 3.0%	$ 2,351,953
Net Assets — 100.0%	$ 77,947,545

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(3)	Amount is less than 0.05%.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2023, the aggregate value of these securities is $6,542,530 or 8.4% of the Fund's net assets.
(5)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) (or the London Interbank Offered Rate (“LIBOR”) for those loans whose rates reset prior to the discontinuance of LIBOR on June 30, 2023) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(6)	This Senior Loan will settle after June 30, 2023, at which time the interest rate will be determined.
(7)	The stated interest rate represents the weighted average interest rate at June 30, 2023 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(8)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2023.

Abbreviations:
LIBOR	– London Interbank Offered Rate
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate

Currency Abbreviations:
USD	– United States Dollar

Affiliated Investments
At June 30, 2023, the value of the Fund’s investment in funds that may be deemed to be affiliated $3,127,359, which represents 4.0% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$3,622,263	$43,175,988	$(43,670,892)	$ —	$ —	$3,127,359	$96,264	3,127,359

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.

Calvert
Floating-Rate Advantage Fund
June 30, 2023
Schedule of Investments (Unaudited) — continued

Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$7,416	$389,453	$ —	$396,869
Corporate Bonds	—	6,542,530	—	6,542,530
Exchange-Traded Funds	952,543	—	—	952,543
Senior Floating-Rate Loans	—	89,576,291	—	89,576,291
Warrants	—	0	—	0
Short-Term Investments	3,127,359	—	—	3,127,359
Total Investments	$4,087,318	$96,508,274	$ —	$100,595,592
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.